Stock-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Expenses [Line Items]
Total share-based compensation expenses	$ 1,233,263	$ 75,357	$ 14,815
Cost of Sales expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total share-based compensation expenses	5,945	1,520	350
Research and development expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total share-based compensation expenses	51,330	17,169	2,882
Selling and marketing expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total share-based compensation expenses	37,691	4,617	2,066
General and administrative expenses [Member]
Schedule of Stock Option Expenses [Line Items]
Total share-based compensation expenses	$ 1,138,297	$ 52,051	$ 9,517